Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents in the following currencies - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents in the following currencies [Line Items]
Total cash and cash equivalents	$ 7,271,584	$ 5,286,991
US [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents in the following currencies [Line Items]
Total cash and cash equivalents	6,602,970	4,849,850
HKD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents in the following currencies [Line Items]
Total cash and cash equivalents	190,901	68,106
RMB [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents in the following currencies [Line Items]
Total cash and cash equivalents	$ 477,713	$ 369,035